Goodwill and Intangible Assets - Summary of Future Amortization of Intangible Assets (Detail) - PHP (₱) ₱ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of future amortization of intangible assets [Line Items]
Future amortization of intangible assets	₱ 892	₱ 835	₱ 929
Future Amortization Intangible Assets	2,699
2018 [Member]
Disclosure of future amortization of intangible assets [Line Items]
Future amortization of intangible assets	758
2019 [Member]
Disclosure of future amortization of intangible assets [Line Items]
Future amortization of intangible assets	619
2020 [Member]
Disclosure of future amortization of intangible assets [Line Items]
Future amortization of intangible assets	194
2021 [Member]
Disclosure of future amortization of intangible assets [Line Items]
Future amortization of intangible assets	191
2022 and onwards [Member]
Disclosure of future amortization of intangible assets [Line Items]
Future amortization of intangible assets	₱ 937